Financial Instruments 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash and cash equivalents, at carrying value	$ 18,130	$ 98,250	$ 58,003	$ 79,259
Restricted cash and cash equivalents, noncurrent	15,000	15,000
Total debt	125,000	95,000
Reported Value Measurement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash and cash equivalents, at carrying value	18,130	98,250
Restricted cash and cash equivalents, noncurrent	15,000	15,000
Total debt	125,000	95,000
Estimate of Fair Value Measurement [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value disclosure	18,130	98,250
Restricted cash and investments, fair value disclosure	15,000	15,000
Total debt, fair value	$ 125,000	$ 95,000